INCOME TAXES - TAX RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss before income tax expense	$ (11,204)	¥ (73,117)	¥ (44,738)	¥ (25,802)
Income tax computed at PRC statutory tax rate of 25%	(2,801)	(18,279)	(11,184)	(6,450)
Preferential tax rates	169	1,100	(2,737)	(7,031)
International rate differences	52	338	7,636	(4,732)
Additional 75% tax deduction for qualified research and development expenses	(185)	(1,207)	(9,697)	(7,228)
Non-deductible expenses	209	1,365	3,629	3,002
Effect of changes in tax rates on deferred taxes	0	0	1,765	101,502
Changes in the valuation allowance	1,494	9,751	10,996	(79,052)
Realization gain from intercompany transaction	0	0	7,435
Expiration of tax loss carry forward	1,062	6,932	77
other adjustment	1	6	47
Income tax expense	$ 1	¥ 6	¥ 7,967	¥ 11